Financial instruments included in the statement of financial position and impact on income (Details) € in Thousands	Jun. 30, 2023 EUR (€)
Disclosure of detailed information about financial instruments
Total financial assets	€ 23,013
Total financial assets, at fair value	23,013
Total financial liabilities	70,713
Total financial liabilities, at fair value	73,456
Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments
Total financial liabilities	70,713
Non-current financial liabilities
Disclosure of detailed information about financial instruments
Total financial liabilities	46,798
Total financial liabilities, at fair value	49,427
Non-current financial liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments
Total financial liabilities	46,798
Current financial liabilities
Disclosure of detailed information about financial instruments
Total financial liabilities	7,203
Total financial liabilities, at fair value	7,317
Current financial liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments
Total financial liabilities	7,203
Trade payables and other payables
Disclosure of detailed information about financial instruments
Total financial liabilities	16,712
Total financial liabilities, at fair value	16,712
Trade payables and other payables | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments
Total financial liabilities	16,712
Financial assets carried at fair value through profit or loss
Disclosure of detailed information about financial instruments
Total financial assets	0
Assets and liabilities carried at amortized cost
Disclosure of detailed information about financial instruments
Total financial assets	23,013
Non-current financial assets
Disclosure of detailed information about financial instruments
Total financial assets	294
Total financial assets, at fair value	294
Non-current financial assets | Financial assets carried at fair value through profit or loss
Disclosure of detailed information about financial instruments
Total financial assets	0
Non-current financial assets | Assets and liabilities carried at amortized cost
Disclosure of detailed information about financial instruments
Total financial assets	294
Trade receivables
Disclosure of detailed information about financial instruments
Total financial assets	1,090
Total financial assets, at fair value	1,090
Trade receivables | Assets and liabilities carried at amortized cost
Disclosure of detailed information about financial instruments
Total financial assets	1,090
Cash and cash equivalents
Disclosure of detailed information about financial instruments
Total financial assets	21,629
Total financial assets, at fair value	21,629
Cash and cash equivalents | Assets and liabilities carried at amortized cost
Disclosure of detailed information about financial instruments
Total financial assets	€ 21,629